Intangible assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

September 30, 2025	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	1,120,842	241,193
	$3,239,450	$2,998,257	$241,193

KIDOZ INC. and subsidiaries
(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements
Nine Months ended September 30, 2025 and 2024
(Unaudited)

5.	Intangible assets: (Continued)

December 31, 2024	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884